Earnout Liabilities - Narrative (Details) $ / shares in Units, $ in Millions			6 Months Ended
	Jan. 25, 2022 USD ($) day $ / shares shares	Jan. 18, 2022	Jun. 30, 2022 USD ($) vote day $ / shares shares	Feb. 25, 2022 USD ($)
Forfeiture Earnout
Earnout Liability [Line Items]
Earnout period		5 years
Earnout period, trigger price (in usd per share)	$ 10.00
Earnout liability | $	$ 6.1			$ 1.0
Adjustment period	30 days
Forfeiture Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)	$ 15.00
Contingent consideration, threshold trading days | day	10
Contingent consideration, threshold non-consecutive trading days	20 days
Forfeiture Earnout | Common Class A
Earnout Liability [Line Items]
Contingent consideration, shares in escrow | shares	310,127
CF V Sponsor | Sponsor Earnout
Earnout Liability [Line Items]
Contingent consideration, threshold trading days | vote			10
Contingent consideration, threshold consecutive trading days | day			20
Earnout liability | $	$ 8.0		$ 3.1
CF V Sponsor | Sponsor Earnout | Trigger Price One
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			$ 12.50
CF V Sponsor | Sponsor Earnout | Trigger Price Two
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			15.00
CF V Sponsor | Sponsor Earnout | Trigger Price Three
Earnout Liability [Line Items]
Earnout period, trigger price (in usd per share)			$ 20.00
CF V Sponsor | Sponsor Earnout | Common Class A
Earnout Liability [Line Items]
Earnout period			5 years
Contingent consideration, shares | shares			1,869,000